April 30, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Calamos Advisors Trust: File Nos. 333-72511 and 811-09237

Ladies and Gentlemen:

On behalf of Calamos Advisors Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Trust’s Prospectus and Statement of Additional Information each dated April 30, 2021, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 14, 2021.

If you have any questions concerning this filing, please call me at 630-245-1105.

Sincerely,

/s/ Tammie Lee
Tammie Lee, Esq.
Assistant Secretary

cc:                                John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Paulita Pike, Esq., Ropes & Gray LLP

Rita Rubin, Esq., Ropes & Gray LLP